INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS

NOTE 12

INTANGIBLE ASSETS

a)  As of December 31, 2017 and 2016, the composition of intangible assets is as follows:

				As of December 31, 2017
	Years of useful life	Average remaining useful life	Net opening balance as of January 1, 2015	Gross balance	Accumulated amortization	Net balance
			MCh$	MCh$	MCh$	MCh$

Licenses	3	1	1,656	10,932	(9,732)	1,200
Software development	3	2	56,429	314,115	(252,096)	62,019

Total			58,085	325,047	(261,828)	63,219

				As of December 31, 2016
	Years of useful life	Average remaining useful life	Net opening balance as of January 1, 2014	Gross balance	Accumulated amortization	Net balance
			MCh$	MCh$	MCh$	MCh$

Licenses	3	2	2,060	10,932	(9,276)	1,656
Software development	3	2	49,077	286,781	(230,352)	56,429

Total			51,137	297,713	(239,628)	58,085

b)	The changes in the value of intangible assets during the periods ended December 31, 2017 and December 31, 2016 is as follows:

b. 1) Gross balance

Gross balances	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2017	10,932	286,781	297,713
Acquisitions	-	32,624	32,624
Disposals and impairment	-	(5,290)	(5,290)
Other	-	-	-
Balances as of December 31, 2017	10,932	314,115	325,047

Balances as of January 1, 2016	10,932	259,500	270,432
Acquisitions	-	27,281	27,281
Disposals and impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2016	10,932	286,781	297,713

b. 2) Accumulated amortization

Accumulated amortization	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2017	(9,276)	(230,352)	(239,628)
Year’s amortization	(456)	(21,744)	(22,200)
Other changes	-	-	-
Balances as of December 31, 2017	(9,732)	(252,096)	(261,828)

Balances as of January 1, 2016	(8,872)	(210,423)	(219,295)
Year’s amortization	(404)	(19,929)	(20,333)
Other changes	-	-	-
Balances as of December 31, 2016	(9,276)	(230,352)	(239,628)

c)	The Bank has no restriction on intangible assets as of December 31, 2017 and 2016. Additionally, the intangibles assets have not been pledged as guarantee for fulfillment of financial liabilities. Also, the Bank has no debt related to Intangible assets as of those dates.